UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22754

Morgan Creek Series Trust
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517
(Address of principal executive offices) (Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Creek Tactical Allocation Fund
Schedule of Investments
June 30, 2014 (UNAUDITED)

	Shares	Value ($)

Long Positions 132.0%

Common Stocks 110.4%

Consumer Discretionary 24.6%

Automobiles 1.9%
Toyota Motor Corp. (ADR)	7,712	922,818

Hotels, Restaurants & Leisure 1.2%
OPAP SA	32,859	584,920

Internet & Catalog Retail 12.9%
FTD Companies, Inc.*	8,040	255,592
Liberty Interactive Corp. Class A*	17,365	509,836
Liberty Ventures Series A*	8,654	638,665
Priceline Group, Inc.*	460	553,380
TripAdvisor, Inc.*	5,423	589,263
Vipshop Holdings Ltd. (ADR)*	19,447	3,650,980
		6,197,716
Media 6.7%
Charter Communications, Inc. Class A*	3,788	599,944
Liberty Global PLC Series C*	12,355	522,740
Naspers Ltd. N Shares	4,100	482,670
Twenty-First Century Fox, Inc. Class A	15,286	537,303
Walt Disney Co. (The)	12,570	1,077,752
		3,220,409
Multiline Retail 1.9%
Sears Holdings Corp.*	23,325	932,067

Consumer Staples 3.9%

Personal Products 2.7%
Herbalife Ltd.	8,475	546,976
Nu Skin Enterprises, Inc. Class A	10,183	753,135
		1,300,111
Tobacco 1.2%
Japan Tobacco, Inc.	15,500	565,041

Energy 12.8%

Energy Equipment & Services 2.4%
Halliburton Co.	16,187	1,149,439

Oil, Gas & Consumable Fuels 10.4%
Energy Transfer Equity LP	10,470	617,102
EOG Resources, Inc.	5,594	653,715
EQT Corp.	4,819	515,151
Gulfport Energy Corp.*	7,978	501,018
Kodiak Oil & Gas Corp.*	35,473	516,132
Marathon Petroleum Corp.	5,068	395,659
Plains GP Holdings LP Class A	18,245	583,658
Valero Energy Corp.	14,847	743,835
YPF SA (ADR)	14,530	474,840
		5,001,110
Financials 15.9%

Banks 10.8%
Banco Macro SA (ADR)	14,088	507,591
Piraeus Bank SA*	174,794	387,740
Resona Holdings, Inc.	50,700	295,277
Sberbank of Russia (ADR)	236,373	2,403,913
Shinsei Bank Ltd.	129,000	290,331

Morgan Creek Tactical Allocation Fund
Schedule of Investments
June 30, 2014 (UNAUDITED)

	Shares	Value ($)

Sumitomo Mitsui Financial Group, Inc. (ADR)	154,543	1,308,979
		5,193,831
Insurance 2.2%
American International Group, Inc.	9,972	544,272
MS&AD Insurance Group Holdings, Inc.	11,200	270,533
NKSJ Holdings, Inc.	9,900	266,593
		1,081,398
Real Estate Management & Development 1.0%
Altisource Asset Management Corp.*	653	472,158

Thrifts & Mortgage Finance 1.9%
Federal Home Loan Mortgage Corp.*	117,156	452,222
Federal National Mortgage Association*	114,628	448,196
		900,418
Health Care 6.9%

Biotechnology 2.1%
Chimerix, Inc.*	22,760	499,355
Heron Therapeutics, Inc.*	41,085	506,167
		1,005,522
Pharmaceuticals 4.8%
Endo International PLC*	7,722	540,694
Flamel Technologies SA (ADR)*	44,800	672,000
Horizon Pharma, Inc.*	39,517	625,159
Valeant Pharmaceuticals International, Inc.*	3,992	503,471
		2,341,324
Industrials 17.2%

Aerospace & Defense 1.0%
TransDigm Group, Inc.	2,897	484,552

Airlines 11.0%
Alaska Air Group, Inc.	5,387	512,034
American Airlines Group, Inc.*	27,600	1,185,696
Delta Air Lines, Inc.	30,463	1,179,527
Republic Airways Holdings, Inc.*	85,197	923,536
Southwest Airlines Co.	21,121	567,310
United Continental Holdings, Inc.*	22,487	923,541
		5,291,644

Building Products 1.2%
Allegion PLC	10,178	576,889

Machinery 2.2%
Colfax Corp.*	7,089	528,414
IHI Corp.	113,000	526,490
		1,054,904
Professional Services 0.6%
Acacia Research Corp.	16,500	292,875

Road & Rail 1.2%
Avis Budget Group, Inc.*	9,290	554,520

Information Technology 25.2%

Communications Equipment 1.3%
QUALCOMM, Inc.	7,626	603,979

Morgan Creek Tactical Allocation Fund
Schedule of Investments
June 30, 2014 (UNAUDITED)

	Shares	Value ($)

Internet Software & Services 13.3%
Google, Inc. Class A*	969	566,545
Qihoo 360 Technology Co., Ltd. (ADR)*	18,113	1,667,121
SouFun Holdings Ltd. (ADR)	116,457	1,140,114
Tencent Holdings Ltd.	32,000	489,265
Yandex NV Class A*	70,607	2,516,433
		6,379,478
IT Services 2.2%
FleetCor Technologies, Inc.*	4,289	565,290
MasterCard, Inc. Class A	7,017	515,539
		1,080,829
Semiconductors & Semiconductor Equipment 5.1%
Micron Technology, Inc.*	74,478	2,454,050

Software 1.1%
Oracle Corp.	12,741	516,393

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	11,620	1,079,847

Materials 2.8%

Chemicals 2.8%
CF Industries Holdings, Inc.	1,102	265,064
Platform Specialty Products Corp.*	19,367	542,857
WR Grace & Co.*	5,685	537,403
		1,345,324
Utilities 1.1%

Electric Utilities 1.1%
Pampa Energia SA (ADR)*	54,514	534,237
Total Common Stocks (Cost $47,821,300)		53,117,803

Warrants 2.3%

Financials 2.3%

Banks 2.3%
Alpha Bank AE, Expiration Date 12/10/2017* (Cost $830,034)	439,572	1,113,526

Exchange-Traded Funds 13.6%
iShares 20+ Year Treasury Bond Fund	21,211	2,407,873
iShares MSCI Italy Capped Fund	56,338	979,154
iShares MSCI Spain Capped Fund	23,001	984,903
Market Vectors Africa Index Fund	10,381	342,262
ProShares UltraShort Yen Fund*	28,151	1,826,718
Total Exchange-Traded Funds (Cost $6,212,272)		6,540,910

	Principal Amount ($)	Value ($)

Foreign Government 2.5%
Republic of Argentina, 8.28%, 12/31/2033
(Cost $1,009,414)	1,402,038	1,183,320

Morgan Creek Tactical Allocation Fund
Schedule of Investments
June 30, 2014 (UNAUDITED)

	Shares	Value ($)

Participatory Notes 3.2%

Consumer Discretionary 1.2%

Distributors 0.7%
Abdullah Al Othaim Markets (Issuer Morgan Stanley BV), Expiration Date 9/3/2015*	11,177	315,894

Hotels, Restaurants & Leisure 0.5%
Al Tayyar Travel Group (Issuer Morgan Stanley BV), Expiration Date 9/12/2014*	7,220	231,491

Financials 0.5%

Insurance 0.5%
BUPA Arabia (Issuer Morgan Stanley BV), Expiration Date 2/10/2016*	10,690	235,861

Materials 0.5%

Chemicals 0.5%
Yanbu National Petrochemicals Co.
(Issuer Morgan Stanley BV), Expiration Date 12/15/2016*	14,081	256,177

Telecommunication Services 1.0%

Diversified Telecommunication Services 1.0%
Etihad Etisalat Co. (Issuer Morgan Stanley BV), Expiration Date 9/3/2015*	10,304	225,284
Saudi Telecom Co. (Issuer Morgan Stanley BV), Expiration Date 8/6/2014*	14,932	265,754
		491,038
Total Participatory Notes (Cost $1,589,869)		1,530,461

Short-Term Investments 0.3%

Affiliated Investment Companies 0.3%
SSgA Prime Money Market Fund, 0.01% **
(Cost $172,901)	172,901	172,901

	% of Net Assets	Value ($)

Total Long Positions (Cost $57,635,790) †	132.3	63,658,921
Other Assets and Liabilities, Net	0.8	377,320
Securities Sold Short	(33.1)	(15,924,253)
Net Assets	100.0	48,111,988

†
The cost for federal income tax purposes was $58,344,489.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $5,314,432.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,973,293 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,658,861.

Morgan Creek Tactical Allocation Fund
Schedule of Investments
June 30, 2014 (UNAUDITED)

	Shares	Value ($)

Securities Sold Short 33.1%

Exchange-Traded Funds 30.5%
iShares MSCI ACWI ex-U.S. Fund	41,268	1,982,102
iShares Russell 2000 Fund	49,861	5,923,985
ProShares UltraPro QQQ Fund	71,095	5,314,351
ProShares Ultra S&P500 Fund	12,468	1,443,545
Total Exchange-Traded Funds (Proceeds $13,283,345)		14,663,983

Common Stocks 2.6%

Consumer Discretionary 1.0%

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	14,087	481,635

Health Care 1.6%

Health Care Technology 1.6%
Castlight Health, Inc. Class B	51,226	778,635
Total Common Stocks (Proceeds $1,263,560)		1,260,270
Total Securities Sold Short (Proceeds $14,546,905)		15,924,253

*	Non-income producing security.

**	Current yield; not a coupon rate.

ACWI	All Country World Index

ADR	American Depository Receipt

MSCI	Morgan Stanley Capital International

Morgan Creek Tactical Allocation Fund
Notes to Schedule of Investments

Security Valuation

Investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading.

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2, and 3). Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are categorized as Level 1 securities.

Exchange-Traded Funds ("ETFs") and Closed-End Investment Companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At June 30, 2014, there were no Level 3 classes of investments with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 – Valuations based primarily on inputs that are unobservable and significant (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$53,117,803	$—	$—	$53,117,803
Warrants	1,113,526	—	—	1,113,526
Exchange-Traded Funds	6,540,910	—	—	6,540,910
Foreign Government	—	1,183,320	—	1,183,320
Participatory Notes (a)	1,530,461	—	—	1,530,461
Short-Term Investments	172,901	—	—	172,901
Total Investments	$62,475,601	$1,183,320	$—	$63,658,921

Liabilities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds Sold Short, at value	$(14,663,983)	$—	$—	$(14,663,983)
Common Stocks Sold Short, at value	(1,260,270)	—	—	(1,260,270)
Total Investments	$(15,924,253)	$—	$—	$(15,924,253)

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(a) See Schedule of Investments for additional detailed categorizations.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Although the Fund’s investments are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

Short Sales

The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Series Trust

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	August 21, 2014

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 21, 2014